Related Party Transactions (Schedule Of Compensation Expense Of Key Management Personnel And Board Of Directors) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 29	$ 25
Post-employment pension benefits	9	8
Termination benefits	0	7
Share-based compensation	2	4
Total compensation	$ 40	$ 44